STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows Used in Operating Activities
Net loss for the year	$ (13,872)	$ (22,837)	$ (24,401)
Changes in non-cash working capital items
Accrued interest payable	937	0	0
Prepaid expenses	0	0	1,194
Accounts payable and accrued expenses	(4,220)	5,403	224
Net cash used in operating activities	(17,155)	(17,434)	(22,983)
Cash flows from investing activities	0	0	0
Cash Flows From Financing Activities
Loan received	15,000	0	0
Cash flows from financing activities	15,000	0	0
Change in cash during the year	(2,155)	(17,434)	(22,983)
Cash, beginning of year	4,020	21,454	44,437
Cash, end of year	$ 1,865	$ 4,020	$ 21,454